Research and development expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and development expenses
Pre-clinical and clinical trial expenses	$ 28,178	$ 14,188	$ 11,325
Personnel-related expenses	6,150	4,955	2,276
Research and development activities expenses	2,241	1,843	1,022
Share-based compensation expense	1,975	788	232
Facilities and other research and development expenses	1,546	814	643
VUmc and other license expenses	15	14,357	203
Total research and development expenses	40,105	36,945	15,701
Government grants	$ 1,600	$ 1,700	$ 1,000